FINANCIAL INSTRUMENTS - Disclosure of Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 34	$ 1	$ 0
FVTPL investments	106	51	28
AFS investments	326	12	2
Loans and receivables	237	5	0
Total interest income	703	69	30
Dividend income	12	0	0
Realized gains on investments and derivatives	157	(31)	3
Unrealized gains (losses) on investments and derivatives	(622)	(33)	52
Other investment income (expenses)	86	(4)	(1)
Net investment income	336	1	84
Funds Withheld
Disclosure of financial assets [line items]
FVTPL investments	199	29	0
Total interest income	199	29	0
Realized gains on investments and derivatives	(76)	(6)	0
Unrealized gains (losses) on investments and derivatives	157	(20)	0
Other investment income (expenses)	1	75	0
Net investment income	281	78	0
FVTPL
Disclosure of financial assets [line items]
Dividend income	5	0	0
Realized gains on investments and derivatives	(86)	3	3
Unrealized gains (losses) on investments and derivatives	(302)	(60)	46
FVTPL | Funds Withheld
Disclosure of financial assets [line items]
Realized gains on investments and derivatives	(73)	(2)	0
Unrealized gains (losses) on investments and derivatives	171	(19)	0
AFS
Disclosure of financial assets [line items]
Dividend income	7	0	0
Realized gains on investments and derivatives	6	2	0
Unrealized gains (losses) on investments and derivatives	(22)	0	0
Foreign exchange gain/loss
Disclosure of financial assets [line items]
Realized gains on investments and derivatives	26	9	0
Foreign exchange gain/loss | Funds Withheld
Disclosure of financial assets [line items]
Realized gains on investments and derivatives	(3)	(4)	0
Unrealized gains (losses) on investments and derivatives	(14)	(1)	0
Derivatives
Disclosure of financial assets [line items]
Realized gains on investments and derivatives	211	(45)	0
Unrealized gains (losses) on investments and derivatives	$ (298)	$ 27	$ 6